Long-Term Debt	12 Months Ended
Dec. 31, 2023
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

NOTE 9. LONG-TERM DEBT

		2023		2022	2023	2022
		U.S. Denominated Facilities			Canadian Facilities and Translated U.S. Facilities
Current Portion of Long-Term Debt
Canadian Real Estate Credit Facility	US	$—	US	$—	$1,915	$1,333
U.S. Real Estate Credit Facility		704		704	933	954
	US	$704	US	$704	$2,848	$2,287

Long-Term Debt
Senior Credit Facility	US	$—	US	$44,000	$—	$59,620
Canadian Real Estate Credit Facility		—		—	24,018	16,334
U.S. Real Estate Credit Facility		7,685		8,389	10,181	11,368
Unsecured Senior Notes:
7.125% senior notes due 2026		273,330		347,765	362,096	471,225
6.875% senior notes due 2029		400,000		400,000	529,904	542,004
	US	$681,015	US	$800,154	926,199	1,100,551
Less net unamortized debt issue costs					(11,369)	(14,581)
					$914,830	$1,085,970

	Senior Credit Facility	Unsecured Senior Notes	Canadian Real Estate Credit Facility	U.S. Real Estate Credit Facility	CWC Syndicated Loan	Debt Issue Costs and Original Issue Discount	Total
Balance December 31, 2021	$149,206	$945,519	$19,000	$12,388	$—	$(17,096)	$1,109,017
Changes from financing cash flows:
Proceeds from Senior Credit Facility	144,889	—	—	—	—	—	144,889
Repayment of Senior Credit Facility	(248,500)	—	—	—	—	—	(248,500)
Repayment of Real Estate Credit Facility	—	—	(1,333)	(916)	—	—	(2,249)
Non-cash changes:
Amortization of debt issue costs	—	—	—	—	—	2,528	2,528
Foreign exchange	14,025	67,710	—	850	—	(13)	82,572
Balance December 31, 2022	$59,620	$1,013,229	$17,667	$12,322	$—	$(14,581)	$1,088,257
Current	—	—	1,333	954	—	—	2,287
Long-term	59,620	1,013,229	16,334	11,368	—	(14,581)	1,085,970
Balance December 31, 2022	$59,620	$1,013,229	$17,667	$12,322	$—	$(14,581)	$1,088,257
Changes from financing cash flows:
Proceeds from Senior Credit Facility	162,649	—	—	—	—	—	162,649
Acquired long-term debt	—	—	9,697	—	50,690	—	60,387
Repayment of long-term debt	—	—	—	—	(50,690)	—	(50,690)
Repayment of unsecured senior notes	—	(99,950)	—	—	—	—	(99,950)
Repayment of Senior Credit Facility	(222,216)	—	—	—	—	—	(222,216)
Repayment of Real Estate Credit Facility	—	—	(1,431)	(950)	—	—	(2,381)
Non-cash changes:
Gain on repurchase of unsecured senior notes	—	(137)	—	—	—	—	(137)
Debt issue costs	—	—	—	—	—	—	—
Amortization of debt issue costs	—	—	—	—	—	3,210	3,210
Foreign exchange	(53)	(21,142)	—	(258)	—	2	(21,451)
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$—	$(11,369)	$917,678
Current	—	—	1,915	933	—	—	2,848
Long-term	—	892,000	24,018	10,181	—	(11,369)	914,830
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$—	$(11,369)	$917,678

Precision’s current and long-term debt obligations at December 31, 2023 will mature as follows:

2024	$2,848
2025	12,096
2026	376,345
2027	582
Thereafter	537,176
$929,047

(a) Senior Credit Facilities:

The senior secured revolving credit facility (Senior Credit Facility) provides Precision with senior secured financing for general corporate purposes, including for acquisitions, of up to US$447 million with a provision for an increase in the facility of up to an additional US$353 million. The Senior Credit Facility is secured by charges on substantially all of the present and future assets of Precision, its material U.S. and Canadian subsidiaries and, if necessary, to adhere to covenants under the Senior Credit Facility, certain subsidiaries organized in jurisdictions outside of Canada and the U.S. The Senior Credit Facility has a term of four years, with an annual option on Precision’s part to request that the lenders extend, at their discretion, the facility to a new maturity date not to exceed five years from the date of the extension request.

The Senior Credit Facility requires Precision comply with certain restrictive and financial covenants including a leverage ratio of consolidated senior debt to consolidated Covenant EBITDA (as defined in the debt agreement) of less than 2.5:1. For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness. It also requires the Corporation to maintain a ratio of consolidated Covenant EBITDA to consolidated interest expense for the most recent four consecutive quarters, of greater than 2.5:1, subject to the amendments noted below.

Distributions under the Senior Credit Facility are subject to a pro-forma senior net leverage covenant of less than or equal to 1.75:1. The Senior Credit Facility also limits the redemption and repurchase of junior debt subject to a pro-forma senior net leverage covenant test of less than or equal to 1.75:1.

During 2023, Precision agreed with the lenders to remove certain non-extending lenders from the facility, thereby reducing the total commitment from US$500 million to US$447 million.

Under the Senior Credit Facility, amounts can be drawn in U.S. dollars and/or Canadian dollars. At December 31, 2023, US$nil was drawn under this facility (2022 – US$44 million) as all amounts borrowed under this facility were fully repaid during 2023. Up to US$200 million of the Senior Credit Facility is available for letters of credit denominated in U.S and/or Canadian dollars and other currencies acceptable to the fronting lender. As at December 31, 2023 outstanding letters of credit amounted to US$56 million (2022 – US$56 million).

The interest rate on loans that are denominated in U.S. dollars is, at the option of Precision, either a margin over a U.S. base rate or a margin over LIBOR. The interest rate on loans denominated in Canadian dollars is, at the option of Precision, either a margin over the Canadian prime rate or a margin over the Canadian Dollar Offered Rate (CDOR); such margins will be based on the then applicable ratio of consolidated total debt to EBITDA.

(b) Real Estate Credit Facilities

In November 2020, Precision established a Real Estate Term Credit Facility. The facility matures in November 2025 and is secured by real property located in Houston, Texas. Principal plus interest payments are due monthly, based on 15-year straight-line amortization with any unpaid principal and accrued interest due at maturity. Interest is calculated using a LIBOR rate plus margin.

In March 2021, Precision established a Canadian Real Estate Credit Facility. The facility matures in March 2026 and is secured by real properties in Alberta, Canada. Principal plus interest payments are due quarterly, based on 15-year straight-line amortization with any unpaid principal and accrued interest due at maturity. Interest is calculated using a CDOR rate plus margin.

In November 2023, Precision assumed a $10 million Canadian Real Estate Facility from the acquisition of CWC Energy Services. The facility matures in June 2028 and is secured by real properties in Alberta, Canada. Principal plus interest payments are due monthly, based on a 22-year amortization period with any unpaid principal and accrued interest due at maturity. Interest is calculated using a CORRA rate plus margin. In connection with this Canadian Real Estate Facility, Precision acquired an interest rate swap agreement to exchange the floating rate interest payments for fixed rate interest payments, which fixes the Bankers Acceptance-Canadian Overnight Repo Rate Average components of its interest payment in the outstanding Canadian Real Estate Credit Facility. Under the interest rate swap agreement, Precision pays a fixed rate of 4.7%. The fair value of the interest rate swap arrangement is the difference between the forward interest rates and the discounted contract rate and are classified as Level II on the fair value hierarchy. As at December 31, 2023, the mark-to-market value of the interest rate swap was not material and was included within accounts receivable in the consolidated statements of financial position.

The Real Estate Credit Facilities contain certain affirmative and negative covenants and events of default, customary for these types of transactions. Under the terms of these facilities, Precision must maintain financial covenants in accordance with the Senior Credit Facility, described above, as of the last day of each period of four consecutive fiscal quarters. For the Canadian Real Estate Credit Facility, in the event the Senior Credit Facility expires, is cancelled or is terminated, financial covenants in effect at that time shall remain in place for the remaining duration of the facility. For the U.S. Real Estate Credit Facility, in the event the consolidated Covenant EBITDA to consolidated interest expense coverage ratio is waived or removed from the Senior Credit Facility, a minimum threshold of 1.15:1 is required.

(c) Unsecured Senior Notes:

Precision has the following unsecured senior notes outstanding:

7.125% US$ senior notes due 2026

These unsecured senior notes bear interest at a fixed rate of 7.125% per annum and mature on January 15, 2026. Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.

Any time on or after November 15, 2023, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

6.875% US$ senior notes due 2029

These unsecured senior notes bear interest at a fixed rate of 6.875% per annum and mature on January 15, 2029. Interest is payable semi-annually on January 15 and July 15 of each year, commencing January 15, 2022. These unsecured senior notes were issued at a price equal to 99.253% of the face value, resulting in a US$3 million original issue discount. The original issue discount will be amortized over the life of the notes using the effective interest rate method.

Prior to June 15, 2024, Precision may redeem up to 35% of the 6.875% unsecured senior notes due in 2029 with the net proceeds of certain equity offerings at a redemption price equal to 106.875% of the principal amount plus accrued interest. Prior to January 15, 2025, Precision may redeem these notes in whole or in part at 100% of their principal amount, plus accrued interest and the greater of 1.0% of the principal amount of the note to be redeemed and the excess, if any, of the present value of the January 15, 2025 redemption price plus required interest payments through January 15, 2025 (calculated using the U.S. Treasury rate plus 50 basis points) over the principal amount of the note. As well, Precision may redeem these notes in whole or in part at any time on or after January 15, 2025 and before January 15, 2027, at redemption prices ranging between 103.438% and 101.719% of their principal amount plus accrued interest. Any time on or after January 15, 2027, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.

The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. These restricted payments baskets grow by, among other things, 50% of cumulative consolidated net earnings, and decrease by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2023, the governing net restricted payments basket was negative $91 million (2022 – negative $363 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2023, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.

Precision’s unsecured senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility (Guarantor Subsidiaries). These Guarantor Subsidiaries are directly or indirectly 100% owned by the parent company. Separate financial statements for each of the Guarantor Subsidiaries have not been provided; instead, the Corporation has included in Note 25 summarized financial information and expanded qualitative non-financial disclosures based on Rule 3-10 of the U.S. Securities and Exchange Commission’s Regulation S-X.

(d) Covenants:

At December 31, 2023, Precision was in compliance with the covenants of the Senior Credit Facility, Real Estate Credit Facilities and unsecured senior notes.

	Covenant	At December 31, 2023
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA(1)	≤ 2.50	0.07
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	6.92

Real Estate Credit Facility
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	6.92

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	7.50

(1) For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.